Loans and advances to clients (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and advances to clients [Abstract]
Loans and receivables		R$ 272,420,157	R$ 252,002,774	R$ 252,033,449
Of which:
Loans and receivables at amortized cost		287,829,213	268,437,556	267,266,449
Impairment losses		(15,409,056)	(16,434,782)	(15,233,000)
Loans and advances to customers, net		272,420,157	252,002,774	252,033,449
Loans and advances to customers, gross		287,829,213	268,437,556	267,266,449
Type:
Loans operations	[1]	272,561,017	257,256,452	257,671,667
Lease Portfolio		1,888,444	2,092,882	2,126,210
Repurchase agreements		403,415	308,483	517,536
Other receivables	[2]	12,976,337	8,779,739	6,951,036
Total		R$ 287,829,213	R$ 268,437,556	R$ 267,266,449

[1]	Includes loans and other loans with credit characteristics.
[2]	Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.